Prepaid Expenses and Other Current Assets	6 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2023 and June 30, 2023, prepaid expenses and other current assets consisted of the following:

	As of December 31,	As of June 30,
	2023	2023
Deferred costs (1)	$738	$683
Other receivables	147,085	109,100
	147,823	109,783
Allowance for doubtful accounts (2)	(14,085)	(13,791)
	$133,738	$95,992

(1)	Deferred costs represent the costs incurred to fulfill a contract with a customer which relates directly to a contract that the Company can specifically identify, generate, or enhance resources of the Company that will be used in satisfying performance obligations in the future as well as are expected to be recovered.

(2)	The Company recorded bad debt expenses of $nil and $13 for other receivables for the six months ended December 31, 2023 and 2022, respectively.